Share Capital (Details) - Schedule of common stock issuable upon exercise of options outstanding	12 Months Ended
Sep. 30, 2021 $ / shares shares
Options Outstanding [Member]
Share Capital (Details) - Schedule of common stock issuable upon exercise of options outstanding [Line Items]
Exercise Price	$ 2.5
Number Outstanding at September 30, 2021 (in Shares) | shares	1,000,000
Remaining Contractual Life (Years)	4 years 11 months 19 days
Options Exercisable [Member]
Share Capital (Details) - Schedule of common stock issuable upon exercise of options outstanding [Line Items]
Number Exercisable at September 30, 2021
Exercise Price